Payden Strategic Income Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (13%
)
450,000 ACRES Commercial Realty 2021-FL1 Ltd.
144A, (1 mo. LIBOR USD + 1.200%), 1.29%,
6/15/36 (a)(b) $ 451
400,000 ACRES Commercial Realty 2021-FL1 Ltd.
144A, (1 mo. LIBOR USD + 2.650%), 2.74%,
6/15/36 (a)(b) 402
217,800 Arbys Funding LLC 144A, 3.24%, 7/30/50 (a) 230
500,000 Atrium XII 144A, (3 mo. LIBOR USD +
2.800%), 2.94%, 4/22/27 (a)(b) 495
400,000 Benefit Street Partners CLO XXII Ltd. 144A, (3
mo. LIBOR USD + 3.500%), 3.63%, 1/20/32 (a)
(b) 400
700,000 Blackrock European CLO VII DAC 144A, (3
mo. EURIBOR + 1.300%), 1.30%, 10/15/31
EUR (a)(b)(c) 838
300,000 BlueMountain CLO 2015-2 Ltd. 144A, (3 mo.
LIBOR USD + 2.750%), 2.88%, 7/18/27 (a)(b) 290
450,000 BlueMountain CLO 2015-3 Ltd. 144A, (3 mo.
LIBOR USD + 2.600%), 2.73%, 4/20/31 (a)(b) 423
550,000 BlueMountain EUR 2021-1 CLO DAC 144A,
(3 mo. EURIBOR + 3.200%), 3.20%, 4/15/34
EUR (a)(b)(c) 658
600,000 BRSP 2021-FL1 Ltd. 144A, (1 mo. LIBOR USD
+ 2.700%), 2.80%, 8/19/38 (a)(b) 603
450,000 Cairn CLO XIII DAC 144A, (3 mo. EURIBOR
+ 3.400%), 3.40%, 10/20/33 EUR (a)(b)(c) 538
500,000 Carlyle C17 CLO Ltd. 144A, (3 mo. LIBOR
USD + 2.800%), 2.93%, 4/30/31 (a)(b) 496
230,000 CARS-DB4 LP 144A, 4.17%, 2/15/50 (a) 239
360,000 CARS-DB4 LP 144A, 4.95%, 2/15/50 (a) 382
600,000 CIFC European Funding CLO II DAC 144A,
(3 mo. EURIBOR + 0.900%), 0.90%, 4/15/33
EUR (a)(b)(c) 712
400,000 CIFC Funding 2013-III-R Ltd. 144A, (3 mo.
LIBOR USD + 2.900%), 3.03%, 4/24/31 (a)(b) 400
688,275 Domino's Pizza Master Issuer 2021-1A LLC
144A, 3.15%, 4/25/51 (a) 740
1,197,900 Driven Brands Funding 2020-1A LLC 144A,
3.79%, 7/20/50 (a) 1,270
398,000 Driven Brands Funding 2020-2A LLC 144A,
3.24%, 1/20/51 (a) 415
400,000 Dryden XXVI Senior Loan Fund 144A, (3 mo.
LIBOR USD + 5.540%), 5.67%, 4/15/29 (a)(b) 396
1,050,000 FS RIALTO 144A, (1 mo. LIBOR USD +
2.050%), 2.14%, 4/16/28 (a)(b) 1,057
675,000 Galaxy XXIII CLO Ltd. 144A, (3 mo. LIBOR
USD + 3.400%), 3.53%, 4/24/29 (a)(b) 675
500,000 Hayfin Emerald CLO VI DAC 144A, (3 mo.
EURIBOR + 3.500%), 3.50%, 4/15/34 EUR (a)
(b)(c) 598
600,000 JPMorgan Chase Bank N.A.-CACLN 144A,
2.28%, 12/26/28 (a) 601
490,000 LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 1.500%), 1.59%, 5/15/36 (a)(b) 490
450,000 Madison Park Funding XLVIII Ltd. 144A, (3
mo. LIBOR USD + 3.000%), 3.13%, 4/19/33 (a)
(b) 449
400,000 Man GLG Euro CLO 144A, (3 mo. EURIBOR +
0.900%), 0.90%, 10/15/32 EUR (a)(b)(c) 475
250,000 Montmartre Euro CLO 2020-2 DAC 144A, (3
mo. EURIBOR + 0.960%), 0.96%, 7/15/34
EUR (a)(b)(c) 297
Principal
or Shares Security Description
Value
(000)
410,000 Neuberger Berman Loan Advisers CLO 25 Ltd.
144A, (3 mo. LIBOR USD + 2.850%), 2.98%,
10/18/29 (a)(b) $ 409
300,000 North Westerly CLO V BV 144A, (3 mo.
EURIBOR + 2.200%), 2.20%, 7/20/34 EUR (a)
(b)(c) 356
600,000 Ocean Trails CLO VII 144A, (3 mo. LIBOR USD
+ 2.450%), 2.58%, 4/17/30 (a)(b) 600
400,000 OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR
USD + 2.900%), 3.03%, 4/26/31 (a)(b) 393
600,000 Octagon Investment Partners 32 Ltd. 144A, (3
mo. LIBOR USD + 2.050%), 2.18%, 7/15/29 (a)
(b) 600
600,000 OZLME V DAC 144A, (3 mo. EURIBOR +
1.750%), 1.75%, 1/14/32 EUR (a)(b)(c) 712
300,000 Palmer Square European CLO 2021-1 DAC
144A, (3 mo. EURIBOR + 3.150%), 3.15%,
4/15/34 EUR (a)(b)(c) 359
550,000 Palmer Square European CLO 2021-2 DAC
144A, (3 mo. EURIBOR + 2.070%), 2.07%,
4/15/34 EUR (a)(b)(c) 652
403,850 Planet Fitness Master Issuer 2019-1A LLC 144A,
3.86%, 12/05/49 (a) 420
550,000 Sculptor CLO XXV Ltd. 144A, (3 mo. LIBOR
USD + 2.450%), 2.58%, 1/15/31 (a)(b) 550
500,000 Sound Point Euro CLO V Funding DAC 144A,
(3 mo. EURIBOR + 3.300%), 3.30%, 7/25/35
EUR (a)(b)(c) 598
600,000 St Paul's CLO XII DAC 144A, (3 mo.
EURIBOR + 3.200%), 3.20%, 4/15/33 EUR (a)
(b)(c) 712
450,000 Symphony CLO XXIV Ltd. 144A, (3 mo.
LIBOR USD + 2.250%), 2.39%, 1/23/32 (a)(b) 451
750,000 TRTX 2021-FL4 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 2.400%), 2.49%, 3/15/38 (a)(b) 753
300,000 Voya Euro CLO III DAC 144A, (3 mo.
EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)
(b)(c) 356
775,000 Wendy's Funding LLC 144A, 2.37%, 6/15/51 (a) 792
488,775 Wingstop Funding 2020-1A LLC 144A, 2.84%,
12/05/50 (a) 510
550,000 Zaxby's Funding LLC 144A, 3.24%, 7/30/51 (a) 571
Total Asset Backed (Cost - $24,364)
24,814
Bank Loans(d) (3%
)
182,525 AI Convoy Luxembourg Sarl Term Loan B 1L ,
(3 mo. EURIBOR + 3.500%), 3.50%, 1/20/27
EUR (c) 217
666,333 Altice France SA Term Loan B11 1L , (LIBOR
USD 3-Month + 2.750%), 2.88%, 7/31/25  650
454,000 Ascent Resources Utica Holdings LLC Term Loan
2L , (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25  499
148,125 Avast Software s.r.o. Term Loan B 1L , (3 mo.
EURIBOR + 2.000%), 2.00%, 3/22/28 EUR (c) 176
320,000 Azelis UK Holdings Ltd. Term Loan B4 1L , (3
mo. EURIBOR + 3.880%), 3.88%, 11/07/25
EUR (c) 379
300,000 CAB Selarl Term Loan B 1L , (3 mo. EURIBOR
+ 3.500%), 3.50%, 2/09/28 EUR (c) 354
467,750 CDW LLC Term Loan B 1L , (LIBOR USD
1-Month + 1.750%), 1.85%, 8/17/23  468
300,000 Froneri Lux FinCo Sarl Term Loan B 1L , (3 mo.
EURIBOR + 2.380%), 2.38%, 1/31/27 EUR (c) 349

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
405,806 IRB Holding Corp. Term Loan B 1L , (LIBOR
USD 3-Month + 2.750%), 3.75%, 2/05/25  $ 404
300,000 KP Germany Erste GmbH Term Loan B 1L , (3
mo. EURIBOR + 4.750%), 4.75%, 2/09/26
EUR (c) 355
450,000 MIC Glen LLC Term Loan 1L , (LIBOR USD
1-Month + 3.500%), 4.00%, 7/21/28  448
560,000 MIC Glen LLC Term Loan 2L , (LIBOR USD
1-Month + 6.750%), 7.25%, 7/21/29  565
380,000 Sotera Health Holdings LLC Term Loan 1L ,
(LIBOR USD 3-Month + 2.750%), 3.25%,
12/13/26  379
774,000 Tacala Investment Corp. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.250%), 4.25%,
2/05/27  773
700,000 Whatabrands LLC Term Loan B 1L , (LIBOR
USD 1-Month + 3.250%), 3.75%, 7/21/28  698
Total Bank Loans (Cost - $6,668)
6,714
Corporate Bond (46%
)
Financial  (16%)
145,000 Air Lease Corp. , 2.30%, 2/01/25  151
560,000 American Tower Corp. , 3.95%, 3/15/29  637
725,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 757
770,000 Ares Capital Corp. , 3.50%, 2/10/23  798
230,000 ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a) 244
180,000 Assurant Inc. , (3 mo. LIBOR USD + 4.135%),
7.00%, 3/27/48 (b) 210
540,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (a) 566
400,000 Banco de Sabadell SA , (5 yr. Euro Swap +
6.414%), 6.50% EUR (b)(c)(e)(f) 488
400,000 Bangkok Bank PCL 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.729%), 5.00% (a)(b)(e) 423
445,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.021%), 2.88%, 4/24/23 (b) 453
350,000 Barclays PLC , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 5.867%),
6.13% (b)(e) 390
270,000 Barclays PLC , 3.68%, 1/10/23  274
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  641
250,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(b) 259
875,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.337%), 2.36%,
7/29/32 (b) 884
375,000 Charles Schwab Corp. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(e) 420
690,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 677
400,000 Citigroup Inc. , (3 mo. LIBOR USD + 0.950%),
2.88%, 7/24/23 (b) 410
420,000 Citizens Bank NA , 3.25%, 2/14/22  426
575,000 Commonwealth Bank of Australia 144A, 2.69%,
3/11/31 (a) 585
500,000 Compass Group Diversified Holdings LLC 144A,
5.25%, 4/15/29 (a) 519
575,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) 588
Principal
or Shares Security Description
Value
(000)
275,000 Credit Suisse Group AG 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.889%), 5.25% (a)(b)(e) $ 289
750,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 1.730%), 3.09%,
5/14/32 (a)(b) 785
830,000 Daimler Finance North America LLC 144A,
3.65%, 2/22/24 (a) 892
450,000 Diversified Healthcare Trust , 4.75%, 5/01/24  466
425,000 Enstar Group Ltd. , 4.50%, 3/10/22  433
460,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (a) 478
470,000 Five Corners Funding Trust 144A, 4.42%,
11/15/23 (a) 511
415,000 FS KKR Capital Corp. , 4.75%, 5/15/22  426
400,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 425
500,000 General Motors Financial Co. Inc. , (3 mo. LIBOR
USD + 3.598%), 5.75% (b)(e) 546
350,000 General Motors Financial Co. Inc. , (3 mo. LIBOR
USD + 1.550%), 1.68%, 1/14/22 (b) 352
650,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 655
550,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  603
365,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 1.929%), 2.10%, 6/04/26 (b) 377
650,000 Hyundai Capital America 144A, 1.15%,
11/10/22 (a) 655
400,000 Intesa Sanpaolo SpA 144A, 4.20%, 6/01/32 (a) 412
475,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(b) 472
550,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.850%), 2.08%, 4/22/26 (b) 571
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 759
555,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.023%), 3.19%, 11/28/23 (a)(b) 574
370,000 MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer Inc. , 5.63%, 5/01/24  401
430,000 Mitsubishi UFJ Financial Group Inc. , 3.41%,
3/07/24  461
500,000 Mizuho Financial Group Inc. , (3 mo. LIBOR
USD + 1.000%), 3.92%, 9/11/24 (b) 535
605,000 OneMain Finance Corp. , 8.88%, 6/01/25  666
345,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  367
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  485
640,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 650
580,000 SLM Corp. , 5.13%, 4/05/22  593
625,000 Spirit Realty LP , 2.10%, 3/15/28  633
260,000 Swedbank AB 144A, 1.30%, 6/02/23 (a) 264
335,000 Synchrony Financial , 2.85%, 7/25/22  342
500,000 USB Realty Corp. 144A, (3 mo. LIBOR USD +
1.147%), 1.27% (a)(b)(e) 395
505,000 VEREIT Operating Partnership LP , 4.60%,
2/06/24  550
400,000 Via Celere Desarrollos Inmobiliarios SA 144A,
5.25%, 4/01/26 EUR (a)(c) 495
335,000 WEA Finance LLC 144A, 3.15%, 4/05/22 (a) 340
585,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.600%), 1.65%, 6/02/24 (b) 598

Principal
or Shares Security Description
Value
(000)
435,000 Wells Fargo Bank NA , (3 mo. LIBOR USD +
0.660%), 0.78%, 9/09/22 (b) $ 436
800,000 XP Inc. 144A, 3.25%, 7/01/26 (a) 783
625,000 Zions Bancorp NA , 3.35%, 3/04/22  635
31,110
Industrial  (22%)
150,000 AA Bond Co. Ltd. 144A, 6.50%, 1/31/26
GBP (a)(c) 218
405,000 AbbVie Inc. , 2.60%, 11/21/24  429
525,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 539
472,930 American Airlines 2019-1 Class A Pass-Through
Trust , 3.50%, 2/15/32  465
200,000 ams AG 144A, 6.00%, 7/31/25 EUR (a)(c) 254
300,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
3.00%, 9/01/29 EUR (a)(c) 357
600,000 AT&T Inc. , (3 mo. LIBOR USD + 1.180%),
1.30%, 6/12/24 (b) 615
680,000 AT&T Inc. , 4.35%, 3/01/29  792
110,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 116
350,000 Bimbo Bakeries USA Inc. 144A, 4.00%,
5/17/51 (a) 391
500,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) 544
500,000 Boeing Co. , 1.43%, 2/04/24  501
1,300,000 Boyne USA Inc. 144A, 4.75%, 5/15/29 (a) 1,342
320,000 BRF SA 144A, 5.75%, 9/21/50 (a) 325
192,000 Broadcom Inc. , 3.46%, 9/15/26  210
300,000 Carrier Global Corp. , 2.24%, 2/15/25  314
50,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  55
200,000 Cellnex Finance Co. SA 144A, 3.88%,
7/07/41 (a) 204
450,000 Centene Corp. , 4.25%, 12/15/27  475
825,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  908
500,000 Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a) 519
300,000 Cogent Communications Group Inc. 144A,
3.50%, 5/01/26 (a) 309
605,000 Consolidated Communications Inc. 144A,
5.00%, 10/01/28 (a) 610
600,000 DAE Funding LLC 144A, 1.55%, 8/01/24 (a) 601
520,000 Dell International LLC/EMC Corp. , 5.45%,
6/15/23  562
600,000 Entegris Inc. 144A, 3.63%, 5/01/29 (a) 616
140,000 Equifax Inc. , 2.60%, 12/15/25  149
440,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 482
700,000 Ford Motor Credit Co. LLC , (3 mo. LIBOR USD
+ 1.235%), 1.39%, 2/15/23 (b) 698
630,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  658
385,000 GATX Corp. , 4.35%, 2/15/24  418
725,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) 790
525,000 Global Payments Inc. , 1.20%, 3/01/26  525
400,000 Graphic Packaging International LLC 144A,
1.51%, 4/15/26 (a) 402
500,000 HCA Inc. , 5.00%, 3/15/24  553
260,000 HCA Inc. , 3.50%, 9/01/30  283
550,000 HSE Finance Sarl 144A, 5.63%, 10/15/26
EUR (a)(c) 674
Principal
or Shares Security Description
Value
(000)
400,000 IAMGOLD Corp. 144A, 5.75%, 10/15/28 (a) $ 412
625,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 652
181,000 KeHE Distributors LLC/KeHE Finance Corp.
144A, 8.63%, 10/15/26 (a) 197
106,000 Keurig Dr Pepper Inc. , 4.06%, 5/25/23  113
300,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 382
270,000 Lamar Media Corp. , 4.00%, 2/15/30  275
200,000 Land O' Lakes Inc. 144A, 7.00% (a)(e) 208
580,000 Lennar Corp. , 4.75%, 11/29/27  677
126,000 Marriott Ownership Resorts Inc./ILG LLC ,
6.50%, 9/15/26  131
450,000 Mauser Packaging Solutions Holding Co. ,
4.75%, 4/15/24 EUR (c)(f) 535
450,000 Melco Resorts Finance Ltd. 144A, 5.38%,
12/04/29 (a) 466
500,000 MercadoLibre Inc. , 2.38%, 1/14/26  502
400,000 Moog Inc. 144A, 4.25%, 12/15/27 (a) 413
460,000 NBM U.S. Holdings Inc. 144A, 6.63%,
8/06/29 (a) 515
675,000 Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (a) 704
500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  612
200,000 Novelis Sheet Ingot GmbH 144A, 3.38%,
4/15/29 EUR (a)(c) 246
140,000 Open Text Corp. 144A, 3.88%, 2/15/28 (a) 145
650,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (a) 670
700,000 Penske Automotive Group Inc. , 3.75%, 6/15/29  711
460,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 444
10,000 PTC Inc. 144A, 4.00%, 2/15/28 (a) 10
375,000 Ryder System Inc. , 2.88%, 6/01/22  382
440,000 Sands China Ltd. , 4.38%, 6/18/30  486
310,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (a) 301
450,000 Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (a) 471
700,000 Sirius XM Radio Inc. 144A, 4.00%, 7/15/28 (a) 723
500,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (a) 521
530,000 Suzano Austria GmbH , 3.13%, 1/15/32  526
350,000 Tencent Holdings Ltd. 144A, 3.94%, 4/22/61 (a) 388
800,000 Teva Pharmaceutical Finance Netherlands II BV ,
6.00%, 1/31/25 EUR (c) 1,037
500,000 T-Mobile USA Inc. , 2.63%, 4/15/26  513
815,000 Toledo Hospital , 5.33%, 11/15/28  962
500,000 Tronox Inc. 144A, 4.63%, 3/15/29 (a) 509
700,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 705
500,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 539
450,000 Univar Solutions USA Inc. 144A, 5.13%,
12/01/27 (a) 472
400,000 Verisure Holding AB 144A, 3.88%, 7/15/26
EUR (a)(c) 488
775,000 VMware Inc. , 2.20%, 8/15/31  775
330,000 Weibo Corp. , 3.38%, 7/08/30  335
675,000 Wipro IT Services LLC 144A, 1.50%, 6/23/26 (a) 679
230,000 Yum! Brands Inc. 144A, 7.75%, 4/01/25 (a) 250
470,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 471
38,456
Utility  (8%)
399,572 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 476

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
380,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) $ 384
200,000 Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a) 200
500,000 Baytex Energy Corp. 144A, 8.75%, 4/01/27 (a) 502
410,000 CNX Midstream Partners LP/CNX Midstream
Finance Corp. 144A, 6.50%, 3/15/26 (a) 425
186,000 Devon Energy Corp. 144A, 5.88%, 6/15/28 (a) 206
975,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 1,001
425,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(f) 435
745,000 Energy Transfer LP , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.306%), 7.13% (b)(e) 772
270,000 Energy Transfer LP/Regency Energy Finance
Corp. , 5.00%, 10/01/22  281
497,309 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 528
480,000 Galaxy Pipeline Assets Bidco Ltd. 144A, 2.94%,
9/30/40 (a) 485
910,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 919
425,000 Indigo Natural Resources LLC 144A, 5.38%,
2/01/29 (a) 444
270,000 Kinder Morgan Inc. , 2.00%, 2/15/31  266
600,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 587
400,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(f) 450
755,000 Midwest Connector Capital Co. LLC 144A,
3.90%, 4/01/24 (a) 792
460,000 Minejesa Capital BV 144A, 4.63%, 8/10/30 (a) 488
330,000 National Fuel Gas Co. , 5.50%, 1/15/26  385
380,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 401
400,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 413
125,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (a) 125
400,000 Oleoducto Central SA 144A, 4.00%, 7/14/27 (a) 414
400,000 Pacific Gas and Electric Co. , 1.75%, 6/16/22  400
340,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 352
385,000 Petroleos Mexicanos , 6.49%, 1/23/27  409
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  394
735,000 Phillips 66 Partners LP , 2.45%, 12/15/24  767
500,000 Plains All American Pipeline LP , (3 mo. LIBOR
USD + 4.110%), 6.13% (b)(e) 448
200,000 Sabine Pass Liquefaction LLC , 5.75%, 5/15/24  224
775,000 South Jersey Industries Inc. , 5.02%, 4/15/31  834
430,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 472
975,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 966
100,000 Sunoco LP/Sunoco Finance Corp. , 4.50%,
5/15/29  103
375,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A, 4.00%, 1/15/32 (a) 388
850,000 Teine Energy Ltd. 144A, 6.88%, 4/15/29 (a) 865
380,000 TerraForm Power Operating LLC 144A, 4.25%,
1/31/23 (a) 391
330,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) 348
575,000 Venture Global Calcasieu Pass LLC 144A,
3.88%, 8/15/29 (a) 588
Principal
or Shares Security Description
Value
(000)
445,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (a) $ 473
19,801
Total Corporate Bond (Cost - $86,226)
89,367
Foreign Government (4%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 206
400,000 Chile Government International Bond , 3.10%,
1/22/61  386
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 686
300,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 312
500,000 Egypt Government International Bond 144A,
5.88%, 2/16/31 (a) 483
600,000 Georgia Government International Bond 144A,
2.75%, 4/22/26 (a) 612
280,000 Guatemala Government Bond 144A, 5.38%,
4/24/32 (a) 323
6,770,000 Mexican Bonos , 8.50%, 5/31/29 MXN (c) 375
360,000 Mongolia Government International Bond 144A,
8.75%, 3/09/24 (a) 412
600,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 586
500,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 CAD (c) 428
380,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 405
375,000 NuVista Energy Ltd. , 7.88%, 7/23/26 CAD (c) 302
510,000 Peruvian Government International Bond ,
2.78%, 1/23/31  513
550,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) 524
575,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 576
700,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (a)(c) 822
310,000 Ukraine Government International Bond 144A,
7.25%, 3/15/33 (a) 320
Total Foreign Government (Cost - $8,110)
8,271
Mortgage Backed (8%
)
420,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
11/15/35 (a)(b) 421
300,000 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 1.89%,
6/15/38 (a)(b) 302
9,562,745 Citigroup Commercial Mortgage Trust 2018-C6 ,
0.78%, 11/10/51 (g) 480
295,039 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.24%,
11/25/39 (a)(b) 295
510,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 2.74%, 5/15/36 (a)(b) 514
496,683 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 12.250%), 12.34%,
9/25/28 (b) 591
770,077 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 11.750%), 11.84%,
10/25/28 (b) 922

Principal
or Shares Security Description
Value
(000)
495,636 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 10.250%), 10.34%,
1/25/29 (b) $ 573
205,676 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 1.94%, 9/25/49 (a)(b) 207
260,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 1.94%,
2/25/50 (a)(b) 262
350,000 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.650%), 2.70%,
1/25/51 (a)(b) 351
400,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 1.70%,
1/25/34 (a)(b) 403
530,000 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.250%), 2.30%,
8/25/33 (a)(b) 537
78,475 Freddie Mac STACR Trust 2018-HQA2 144A,
(1 mo. LIBOR USD + 0.750%), 0.84%,
10/25/48 (a)(b) 78
266,008 Freddie Mac STACR Trust 2019-DNA1 144A,
(1 mo. LIBOR USD + 2.650%), 2.74%,
1/25/49 (a)(b) 270
300,000 Freddie Mac STACR Trust 2019-FTR3 144A, (1
mo. LIBOR USD + 4.800%), 4.89%, 9/25/47 (a)
(b) 300
300,000 Freddie Mac STACR Trust 2019-FTR4 144A,
(1 mo. LIBOR USD + 5.000%), 5.09%,
11/25/47 (a)(b) 302
76,176 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 2.050%), 2.14%,
4/25/49 (a)(b) 77
568,558 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 1.400%), 1.49%, 2/25/49 (a)
(b) 572
494,235 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 8.800%),
8.89%, 3/25/28 (b) 540
492,769 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 9.350%),
9.44%, 4/25/28 (b) 578
331,060 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 10.500%),
10.59%, 5/25/28 (b) 374
494,887 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 11.250%),
11.34%, 12/25/28 (b) 582
247,488 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 11.250%),
11.34%, 10/25/29 (b) 278
500,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 3.400%),
3.45%, 8/25/33 (a)(b) 516
600,000 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 4.600%),
4.69%, 12/25/42 (b) 614
500,000 Home RE 2021-2 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.600%), 1.64%, 1/25/34 (a)(b) 500
Principal
or Shares Security Description
Value
(000)
121,791 JP Morgan Mortgage Trust 2014-2 144A,
3.00%, 6/25/29 (a)(g) $ 125
190,000 Last Mile Logistics Pan Euro Finance DAC
144A, (3 mo. EURIBOR + 1.900%), 1.90%,
8/17/26 EUR (a)(b)(c) 225
51,174 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(g) 53
46,798 New Residential Mortgage Loan Trust 2015-1
144A, 3.75%, 5/28/52 (a)(g) 50
379,188 New Residential Mortgage Loan Trust 2017-4
144A, 4.00%, 5/25/57 (a)(g) 407
139,639 Seasoned Credit Risk Transfer Trust Series 2016-
1 144A, 3.00%, 9/25/55 (a)(g) 140
660,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 2.49%, 2/25/47 (a)(b) 672
300,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 10.59%, 2/25/47 (a)(b) 345
800,000 Taurus 2021-1 UK DAC 144A, (Sterling
Overnight Index Average + 2.600%), 2.65%,
5/17/31 GBP (a)(b)(c) 1,118
Total Mortgage Backed (Cost - $14,002)
14,574
Municipal (5%
)
910,000 California Health Facilities Financing Authority ,
2.48%, 6/01/27  974
1,000,000 California Pollution Control Financing
Authority, AMT 144A, 6.75%, 12/01/28 (a) 1,085
650,000 California Pollution Control Financing
Authority, AMT 144A, 5.00%, 7/01/37 (a) 678
250,000 California Pollution Control Financing
Authority, AMT 144A, 7.50%, 12/01/39 (a)(h) 85
1,000,000 City of El Segundo CA , 1.98%, 7/01/29  1,023
740,000 City of Tempe AZ , 1.58%, 7/01/28  745
250,000 District of Columbia Water & Sewer Authority ,
4.81%, 10/01/14  371
1,500,000 Municipal Improvement Corp. of Los Angeles ,
3.43%, 11/01/21  1,511
750,000 New York State Dormitory Authority , 1.54%,
3/15/27  763
1,000,000 New York Transportation Development Corp.,
AMT , 5.00%, 7/01/41  1,129
500,000 Redondo Beach Community Financing
Authority , 1.98%, 5/01/29  509
1,000,000 State of Connecticut , 2.42%, 7/01/27  1,067
Total Municipal (Cost - $9,633)
9,940
U.S. Treasury (20%
)
740,000 U.S. Treasury Bill , 0.04%, 9/16/21 (i) 740
8,000,000 U.S. Treasury Bill , 0.01%, 9/21/21 (i) 8,000
6,200,000 U.S. Treasury Bill , 0.04%, 10/07/21 (i) 6,199
490,000 U.S. Treasury Bill , 0.02%, 10/28/21 (i) 490
160,000 U.S. Treasury Bond , 2.00%, 2/15/50  163
4,530,000 U.S. Treasury Note , 1.50%, 1/15/23  4,621
770,000 U.S. Treasury Note , 2.75%, 7/31/23 (j)(k) 810
11,196,000 U.S. Treasury Note , 0.38%, 1/31/26  11,071
1,180,000 U.S. Treasury Note , 0.75%, 3/31/26  1,185
5,000,000 U.S. Treasury Note , 0.88%, 6/30/26  5,046
700,000 U.S. Treasury Note , 1.38%, 8/31/26  723
Total U.S. Treasury (Cost - $38,997)
39,048
Stocks (2%)
Common Stock (2%
)
2,290 Chevron Corp. 233
3,296 Citigroup Inc. 223
4,579 Coca-Cola Co. 261

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
4,402 Comcast Corp., Class A $ 259
4,481 ConocoPhillips 251
3,239 CVS Health Corp. 267
2,050 Diamondback Energy Inc. 158
1,767 Dover Corp. 295
2,519 Duke Energy Corp. 265
1,290 Eli Lilly & Co. 314
733 Goldman Sachs Group Inc. 275
1,580 JPMorgan Chase & Co. 240
14,200 Marathon Oil Corp. 165
6,050 Ovintiv Inc. 155
4,210 PDC Energy Inc. 166
1,786 QUALCOMM Inc. 268
2,111 Simon Property Group Inc. 267
1,251 Texas Instruments Inc. 238
3,629 TJX Cos. Inc. 250
4,550
Preferred Stock (0%
)
1,775 U.S. Bancorp,  6.50%
(Cost - $51)

Total Stocks (Cost - $4,399) 4,596
Investment Company (1%
)
1,458,908 Payden Cash Reserves Money Market Fund*
(Cost - $1,459)
1,459
Total Investments (Cost - $193,858) (102%)
198,783
Liabilities in excess of Other Assets (-2%)
(3,517)
Net Assets (100%) $ 195,266
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021. The stated maturity is subject to prepayments.
(e) Perpetual security with no stated maturity date.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i) Yield to maturity at time of purchase.
(j) All or a portion of the security is pledged to cover futures contract margin requirements.
(k) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 300 USD  356 Citibank, N.A. 08/06/2021 $ –
IDR 13,976,000 USD  948 Citibank, N.A. 11/17/2021 10
USD 15,607 EUR  13,105 Citibank, N.A. 09/21/2021 45
USD 1,435 CAD  1,787 HSBC Bank USA, N.A. 09/21/2021 3
USD 1,349 GBP  970 HSBC Bank USA, N.A. 09/21/2021 –

Liabilities:
COP 1,815,000 USD  483 Citibank, N.A. 11/17/2021 (18)
PEN 3,843 USD  981 Citibank, N.A. 11/17/2021 (35)
RUB 35,290 USD  478 Citibank, N.A. 11/17/2021 (5)
SGD 1,302 USD  971 Citibank, N.A. 11/17/2021 (10)
USD 944 PEN  3,843 Citibank, N.A. 09/03/2021 (2)
(70)
Net Unrealized Appreciation (Depreciation)
$(12)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. 10-Year Ultra Future 51 Sep-21 $ (7,663) $ (183) $ (183)

Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Sold (Relevant Credit: Markit CDX, North America
High Yield Series 36 Index), Receive 5% Quarterly, Pay upon
credit default 06/20/2026 $3,600 $351 $309 $42
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Variable 0.12575%
(3-Month USD LIBOR) Quarterly, Pay Fixed 1.2975%
Semi-Annually 08/02/2031 $ 3,062 $ (10) $ – $ (10)
3-Year Interest Rate Swap, Receive Fixed 0.825% Semi-
Annually, Pay Variable 0.1285% (3-Month USD LIBOR)
Quarterly 05/10/2024 36,944 22 – 22
5-Year Interest Rate Swap, Receive Variable 0.1285% (3-Month
USD LIBOR) Quarterly, Pay Fixed 1.785% Semi-Annually 05/12/2026 37,830 (161) – (161)
$(149) $– $(149)
Open Centrally Cleared Zero-Coupon Inflation Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
10 Year Zero-Coupon Inflation Swap Receive Fixed 2.5825% at
Maturity, Pay Variable (Change in CPI) at Maturity 08/02/2031 $2,657 $6 $– $6